Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows provided by (used in) operating activities
Net income (loss)	$ (336)	$ 10,370	$ (18,749)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
- Deferred income taxes	(162)	(2,225)	(17)
- Stock-based compensation	287	281	347
- Inventory provision	1,273	1,399	3,479
- Provision (recovery) for doubtful accounts	329	(504)	(874)
- Loss on disposal and impairment of property, plant and equipment	74	88	2,190
- Research and development expenditures qualified for government grant	0	0	(125)
- Depreciation of property, plant and equipment and amortization of licenses	8,142	6,433	4,189
Amortization of the prepaid land lease payments	278	311	299
- Deferred government grant recognized in income	(104)		(358)
- Accretion expenses	114	100	235
Changes in:
- Accounts receivable	(9,691)	(7,256)	(4,286)
- Inventories	(6,170)	(7,547)	(426)
- Income tax payable	899	7	(3,130)
- Prepaid expenses and deposits	(496)	242	913
- Deferred revenue	601	(675)	1,026
- Accounts payable and accrued liabilities	(4,167)	4,552	(967)
- Other non-current liabilities	482
Net cash provided by (used in) operating activities	(8,647)	5,576	(16,254)
Cash flows provided by financing activities
- Proceeds of bank loans	17,837	16,800	16,787
- Repayments of bank loans	(15,962)	(4,089)	(4,755)
- Proceeds from issuance of common stock, net of share issuance costs	512	848	508
- Proceeds from shares subscribed	51	18	8
- Dividends paid to a non-controlling shareholder			(802)
- Government grants received	3,520	842	2,395
- Repayment of loan from a non-controlling shareholder	(649)
- Proceeds of loan from a non-controlling shareholder			3,189
Net cash provided by financing activities	5,309	14,419	17,330
Cash flows used in investing activities
- Proceeds from disposal of equipment			5
- Acquisition of property, plant and equipment	(11,003)	(5,176)	(16,156)
Net cash used in investing activities	(11,003)	(5,176)	(16,151)
Exchange gain (loss) on cash and cash equivalents	(1,383)	1,182	2,029
Increase (decrease) in cash and cash equivalents	(15,724)	16,001	(13,046)
Cash and cash equivalents, beginning of year	107,242	91,241	104,287
Cash and cash equivalents, end of year	91,518	107,242	91,241
Supplemental disclosure of cash flow information:
Cash paid for interest	3,152	2,853	750
Cash paid for income taxes	491		2,265
Supplemental schedule of non-cash activities:
Acquisition of property, plant and equipment included in accounts payable and accrued liabilities	$ 2,209	$ 2,270	$ 3,788